Earnings per share - Basic and diluted (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss attributable to equity holders of the parent
Continuing operations	€ 4,201	€ 1,632	€ (2,520)
Discontinued operations	49	(9)	(3)
Profit/(loss) for the year	€ 4,250	€ 1,623	€ (2,523)
Weighted average number of shares Basic and Diluted
Weighted average number of shares outstanding	5,614,182	5,630,025	5,612,418
Total effect of potentially dilutive shares (in shares)	55,838	54,210	23,664
Adjusted weighted average number of shares	5,670,020	5,684,235	5,636,082
Basic
Continuing operations (in EUR per share)	€ 0.75	€ 0.29	€ (0.45)
Discontinued operations (in EUR per share)	0.01	0.00	0.00
Profit/(loss) for the year	0.76	0.29	(0.45)
Diluted
Continuing operations (in EUR per share)	0.74	0.29	(0.45)
Discontinued operations (in EUR per share)	0.01	0.00	0.00
Profit/(loss) for the year	€ 0.75	€ 0.29	€ (0.45)
Restricted Shares
Weighted average number of shares Basic and Diluted
Total effect of potentially dilutive shares (in shares)	9,651	3,910	3,884
Performance Shares
Weighted average number of shares Basic and Diluted
Total effect of potentially dilutive shares (in shares)	46,187	50,300	19,780